Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)	Total Shareholder Return(3)	Peer Group Total Shareholder Return(3)(4)	Net Income(5)	Core FFO per Share(6)
2025	$7,882,883	$13,837,527	$3,047,888	$4,952,441	$199.15	$137.83	$305,528,000	$2.06
2024	$6,906,444	$11,713,516	$2,711,978	$4,461,148	$199.65	$133.97	$4,416,000	$1.99
2023	$6,887,961	$10,722,993	$2,644,784	$3,756,669	$172.90	$123.21	$48,383,000	$1.90
2022	$10,245,701	$5,427,279	$3,988,896	$3,148,121	$152.12	$108.34	$(12,154,000)	$1.81
2021	$5,815,004	$23,465,527	$2,363,236	$6,425,714	$150.92	$143.24	$(81,722,000)	$1.50

Company Selected Measure Name	Core FFO per Share
Named Executive Officers, Footnote	Reflects summary compensation table amounts and Compensation Actually Paid to our PEO and the average summary compensation table amounts and Compensation Actually Paid to our Non-PEO NEOs, which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs*
2025	John A. Kite (Chairman & CEO)	Thomas K. McGowan (President & COO) and Heath R. Fear (EVP & CFO)
2024	John A. Kite (Chairman & CEO)	Thomas K. McGowan (President & COO) and Heath R. Fear (EVP & CFO)
2023	John A. Kite (Chairman & CEO)	Thomas K. McGowan (President & COO) and Heath R. Fear (EVP & CFO)
2022	John A. Kite (Chairman & CEO)	Thomas K. McGowan (President & COO) and Heath R. Fear (EVP & CFO)
2021	John A. Kite (Chairman & CEO)	Thomas K. McGowan (President & COO) and Heath R. Fear (EVP & CFO)
* In addition to his role as Chief Financial Officer, Mr. Fear was appointed President of the Company in March 2026.

Peer Group Issuers, Footnote	Reflects the FTSE Nareit All Equity REITs Index.
PEO Total Compensation Amount	$ 7,882,883	$ 6,906,444	$ 6,887,961	$ 10,245,701	$ 5,815,004
PEO Actually Paid Compensation Amount	$ 13,837,527	11,713,516	10,722,993	5,427,279	23,465,527
Adjustment To PEO Compensation, Footnote	Compensation Actually Paid is calculated in accordance with SEC rules. Adjustments made to each NEO’s total compensation for each year to determine Compensation Actually Paid are shown in the table below:

Adjustments to Determine Compensation ‘‘Actually Paid’’ for PEO	2025	2024	2023	2022	2021
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table	$(3,931,061)	$(3,213,639)	$(3,051,634)	$(6,411,946)	$(2,425,631)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	$8,750,826	$6,119,374	$4,725,216	$7,698,026	$3,865,837
Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	$718,064	$34,066	$360,207	$(5,370,914)	$15,697,507
Increase for Fair Value of Awards Granted during year that Vested during year	$—	$—	$—	$—	$—
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	$108,129	$1,545,346	$1,482,476	$(971,346)	$335,145
Deduction of Prior Year-end Fair Value of Awards that were Forfeited	$—	$—	$—	$—	$—
Increase for Value of Dividends Paid on Unvested Awards not otherwise reflected in the fair value or other component of total compensation	$308,686	$321,925	$318,767	$237,758	$177,665
Total Adjustments	$5,954,644	$4,807,072	$3,835,032	$(4,818,422)	$17,650,523
The valuation assumptions used to calculate the fair values were updated as of each measurement date and will differ from those disclosed as of the grant date; however, the methodology used to develop the valuation assumptions as of each applicable measurement date is consistent with those disclosed at the time of grant. Fair value conclusions also include the application of a discount to account for the lack of marketability, or illiquidity, associated with the post-vest restriction period and the uncertainty regarding if the book capital account of LTIP Units equals that of common units.

Non-PEO NEO Average Total Compensation Amount	$ 3,047,888	2,711,978	2,644,784	3,988,896	2,363,236
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,952,441	4,461,148	3,756,669	3,148,121	6,425,714
Adjustment to Non-PEO NEO Compensation Footnote

Adjustments to Determine Compensation ‘‘Actually Paid’’ for Non-PEO NEOs (Average)	2025	2024	2023	2022	2021
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table	$(1,259,311)	$(1,026,287)	$(949,932)	$(2,274,376)	$(805,457)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	$2,792,487	$1,959,462	$1,478,707	$2,622,173	$1,242,581
Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	$231,959	$22,869	$69,475	$(1,062,962)	$3,452,721
Increase for Fair Value of Awards Granted during year that Vested during year	$—	$—	$—	$—	$—
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	$36,653	$682,994	$398,093	$(218,857)	$98,591
Deduction of Prior Year-end Fair Value of Awards that were Forfeited	$—	$—	$—	$—	$—
Increase for Value of Dividends Paid on Unvested Awards not otherwise reflected in the fair value or other component of total compensation	$102,765	$110,132	$115,542	$93,247	$74,042
Total Adjustments	$1,904,553	$1,749,170	$1,111,885	$(840,775)	$4,062,478
The valuation assumptions used to calculate the fair values were updated as of each measurement date and will differ from those disclosed as of the grant date; however, the methodology used to develop the valuation assumptions as of each applicable measurement date is consistent with those disclosed at the time of grant. Fair value conclusions also include the application of a discount to account for the lack of marketability, or illiquidity, associated with the post-vest restriction period and the uncertainty regarding if the book capital account of LTIP Units equals that of common units.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table	Most Important Financial Measures Core FFO per Share Same Property NOI Retail Portfolio Leased Rate Relative TSR vs. Nareit Equity Shopping Center REITs
Total Shareholder Return Amount	$ 199.15	199.65	172.90	152.12	150.92
Peer Group Total Shareholder Return Amount	137.83	133.97	123.21	108.34	143.24
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 305,528,000	$ 4,416,000	$ 48,383,000	$ (12,154,000)	$ (81,722,000)
Company Selected Measure Amount | $ / shares	2.06	1.99	1.90	1.81	1.50
PEO Name	John A. Kite	John A. Kite	John A. Kite	John A. Kite	John A. Kite
Additional 402(v) Disclosure	Reflects the value of an initial investment of $100 on December 31, 2020, assuming dividends are reinvested throughout the period.Net income for prior years has been updated to reflect net income rather than net income attributable to common shareholders.
Measure:: 1
Pay vs Performance Disclosure
Name	Core FFO per Share
Non-GAAP Measure Description	Reflects Core FFO, adjusted in 2021 and 2022 for merger and acquisition costs and excludes the impact of prior period bad debt or the collection of accounts receivable previously written off; and adjusted in 2024 and 2025 for the impact of the outperformance component of short-term incentive compensation.

Measure:: 2
Pay vs Performance Disclosure
Name	Same Property NOI
Measure:: 3
Pay vs Performance Disclosure
Name	Retail Portfolio Leased Rate
Measure:: 4
Pay vs Performance Disclosure
Name	Relative TSR vs. Nareit Equity Shopping Center REITs
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 5,954,644	$ 4,807,072	$ 3,835,032	$ (4,818,422)	$ 17,650,523
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,931,061)	(3,213,639)	(3,051,634)	(6,411,946)	(2,425,631)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,750,826	6,119,374	4,725,216	7,698,026	3,865,837
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	718,064	34,066	360,207	(5,370,914)	15,697,507
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	108,129	1,545,346	1,482,476	(971,346)	335,145
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	308,686	321,925	318,767	237,758	177,665
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,904,553	1,749,170	1,111,885	(840,775)	4,062,478
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,259,311)	(1,026,287)	(949,932)	(2,274,376)	(805,457)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,792,487	1,959,462	1,478,707	2,622,173	1,242,581
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	231,959	22,869	69,475	(1,062,962)	3,452,721
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	36,653	682,994	398,093	(218,857)	98,591
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 102,765	$ 110,132	$ 115,542	$ 93,247	$ 74,042